LONG-TERM INVESTMENTS - Equity method investments and equity investments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
LONG-TERM INVESTMENTS
Equity method investments	$ 557,615		$ 222,870
Equity investments without readily determinable fair values	15,575		15,686
Total	$ 573,190	$ 73,791	$ 238,556